Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Estimated Future Amortization Expense of Intangible Assets [Line Items]
Future amortization expense of intangible assets	$ 45,287
2025 [Member]
Schedule of Estimated Future Amortization Expense of Intangible Assets [Line Items]
Future amortization expense of intangible assets	12,511
2026 [Member]
Schedule of Estimated Future Amortization Expense of Intangible Assets [Line Items]
Future amortization expense of intangible assets	10,272
2027 [Member]
Schedule of Estimated Future Amortization Expense of Intangible Assets [Line Items]
Future amortization expense of intangible assets	7,580
2028 [Member]
Schedule of Estimated Future Amortization Expense of Intangible Assets [Line Items]
Future amortization expense of intangible assets	5,744
2029 and thereafter [Member]
Schedule of Estimated Future Amortization Expense of Intangible Assets [Line Items]
Future amortization expense of intangible assets	$ 9,180